Thrivent Retirement Choice Variable Annuity
Thrivent Variable Annuity Account I

Updating Summary Prospectus April 30, 2026
This updating summary prospectus summarizes key features of the Thrivent Retirement Choice Variable Annuity Contract (the “Contract”) offered by Thrivent Financial for Lutherans (“Thrivent,” “we,” “us” or “our”), a fraternal benefit society organized under Wisconsin law.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment as is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties.
Thrivent’s obligations under the Contract are subject to its financial strength and claims-paying ability.
The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current statutory prospectus and other information about the Contract online at dfinview.com/Thrivent/RetirementChoice. You can also request this information at no cost by calling 1-800-847-4836, or by sending an email request to mail@thrivent.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Special Terms
Accumulated Value	The sum of the values for your Contract in subaccounts and/or the Fixed Account on or before the Maximum Annuity Date.
Annuity Date	A date when annuity income payments begin.
Contract	The flexible premium deferred variable annuity contract offered by Thrivent and described in this prospectus.
Contract Anniversary	The same month and day of each year after issue as in the Date of Issue.
Contract Year
The first Contract Year begins on the Date of Issue and continues through the day before the first Contract Anniversary. Thereafter, a Contract Year begins on one
Contract Anniversary and continues through the day before the next Contract
Anniversary.

Fixed Account
An Investment Option that credits an interest rate. The Fixed Account is part of our
General Account. The Fixed Account is not a subaccount. For the current interest rate, please call our Service Center at 1-800-847-4836.

Investment Option	A Variable Option or the Fixed Account available in this Contract.
Maximum Annuity Date	The latest date when Annuity Income payments must begin.
Notice	A request signed by you or provided in another manner acceptable to us and received in good order by us at our Service Center.
Owner, you, your, yours	The owner(s) of this contract.
Portfolio	Each subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.
Qualified Plan	A contract governed by the requirements of Section 408, or 408A of the Internal Revenue Code, as amended.
Service Center	Thrivent, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-847-4836, or such other office as we may specify in a notice to the Contract Owner.
Subaccount	A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio.
Surrender Charge	A charge that applies to withdrawals that have not met the waiting period. Each premium payment has its own 7-year Surrender Charge period.
Variable Option	An Investment Option under the Contract of which the value of the contract during the accumulation phase varies according to the investment experience of a Subaccount.

Updated Information About Your Contract
The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated April 30, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.
Content	Description of Changes
Important Information You Should Consider About the Contract	The Annual Portfolio expenses table was updated to reflect the new range. The lowest and highest annual cost examples have been revised to reflect the new range.
Fee Table	The Fee Table was updated to reflect the new range of fees for Annual Portfolio expenses.
Other Changes
Appendix A: Investment Options Available Under the Contract has been updated to reflect the new fee and performance data.
The Putnam VT Research Fund has been renamed Putnam VT
U.S. Research Fund in Appendix A and Appendix B.

Important Information You Should Consider About the Contract
FEES AND EXPENSES				Location in Statutory Prospectus
Are There Charges or Adjustments for Early Withdrawals?
Yes. If you withdraw money from the Contract within 7 years of your last premium payment, you may be assessed a Surrender Charge. Each premium payment will have its own 7-year Surrender Charge. The maximum
Surrender Charge is 7% during the first two years and decreases by 1% for the next five years. If you make an early withdrawal, you could pay a
Surrender Charge of up to $7,000 on a $100,000 investment. This loss will be greater if there are taxes and tax penalties.
Surrender Charges apply only to amounts that exceed the greatest of 10% of the Accumulated Value existing at the time the first surrender is made in a
Contract Year, the Contract’s earnings or any Required Minimum Distribution.
				Fee Table
Are There Transaction Charges?
Yes. In addition to Surrender Charges , there may also be charges for other transactions.
You may make 24 free Subaccount transfers in each Contract Year. On subsequent Subaccount transfers (other than the Dollar Cost Averaging and
Asset Rebalancing Programs), you will incur a $25 transfer charge.
You will also pay a charge if you request a wire transfer of funds from your
Contract to another financial institution. That financial institution may also charge a fee to receive a wire. You will also pay a charge if you request to have a check sent to you using an overnight mail service.
				Fee Table
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the Investment Options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fee Table
	Annual Fee	Minimum	Maximum
	Base Contract (as a percentage of daily net assets of each Portfolio)	0.50%	1.25%
	Portfolio Company fees and expenses (Expenses that you pay as a percentage of your investment. Expenses may be higher or lower in future years. More detail is contained in the prospectus for each Portfolio)	0.22%	2.575%
	Optional benefits available for an additional charge (only one optional benefit may be selected)	Minimum	Maximum
	Thrivent Income Builder (GLWB) Rider Charge (as a percentage of the Benefit Base)	0.50%	2.50%
	Maximum Anniversary Death Benefit (MADB) Rider Charge (as a percentage of the MADB value)	0.20%	0.50%
Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Surrender Charges that substantially increase costs.

	Lowest Annual Cost: $1,496	Highest Annual Cost: $4,914
	Assumes:	Assumes:
	Investment of $100,000	Investment of $100,000
	5% annual appreciation	5% annual appreciation
	Least expensive Portfolio fees and expenses	Most expensive Portfolio fees and expenses
	No optional benefits	Thrivent Income Builder (GLWB) Rider
	No sales charges	No sales charges
	No additional premium payments, transfers or withdrawals	No additional premium payments, transfers or withdrawals
RISKS			Location in Statutory Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money investing in the Contract.		Principal Risks of Investing in the Contract
Is This a Short-Term Investment?
No. This product is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Each premium payment has a
7-year Surrender Charge that may decrease the surrender value. Amounts withdrawn from the Contract may result in surrender charges, taxes, and tax penalties.
Principal Risks of Investing in the Contract
What Are the Risks Associated with the Investment Options?
An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the Investment
Options available under the Contract. Each Investment Option (including the
Fixed Account) will have its own unique risks, and you should review these investment options before making an investment decision.
Principal Risks of Investing in the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to Thrivent. Any obligations (including those under the Fixed Account), guarantees or benefits are subject to the claims-paying ability of Thrivent. More information about
Thrivent, including its financial strength ratings are available upon request by calling 1-800-847-4836 or by sending an email to mail@thrivent.com.
Principal Risks of Investing in the Contract

RESTRICTIONS	Location in Statutory Prospectus
Are There Restrictions on the Investment Options?
Yes. We reserve the right to add, delete, combine or substitute investment
Subaccounts.
The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed
Account.
If you have added the optional Thrivent Income Builder (GLWB) Rider to your
Contract, you will be subject to investment restrictions. There are currently two options available, the Asset Allocation Option or the Custom Allocation
Option. Premium and Accumulated Value allocations must comply with one of these options. We may change these options and available Subaccounts upon Notice.
Premium amounts of $1 million or greater require prior approval. We reserve the right to limit the total of all premiums paid under the Contract to $1 million.
Purchases and Contract Value Appendix B: Investment Options Available Under a Contract with GLWB Rider
Are There Any Restrictions on Contract Benefits?
Yes. You may only select the GLWB Rider or the MADB Rider at the time of
Contract application. Only one optional benefit may be selected. Neither rider may be canceled within the first two years after the Date of Issue.
Withdrawals that exceed the limits under the GLWB Rider may reduce the benefit by an amount greater than the value withdrawn or could terminate the benefit.
The MADB is decreased by the same proportion as the Accumulated Value is decreased by a partial surrender. This may reduce the rider value by an amount greater than the value withdrawn or could terminate the benefit. After
Contract Age 80, the benefit is adjusted only for additional premium or withdrawals.
Benefits Available Under the Contract
TAXES	Location in Statutory Prospectus
Taxes – What are the Contract’s Tax Implications?
You should consult with a tax professional to determine the tax implications of an investment in and withdrawals or benefits received under the Contract.
There is no additional tax benefit if the Contract is purchased through a tax-qualified individual retirement account (IRA). Withdrawals will be subject to ordinary income tax and may be subject to a 10% federal tax penalty, if under age 59 1∕2 and no exception applies.
Taxes
CONFLICTS OF INTEREST	Location in Statutory Prospectus
How are Investment Professionals Compensated?
Financial advisors or professionals receive compensation for selling the
Contract s through commissions based on the contributions you make to the contract. They also receive trailing compensation based on the Contract’s
Accumulated Value . Financial advisors or professionals may have a financial incentive to offer or recommend the Contract over another investment.
Distribution of the Contracts
Should I Exchange My Contract?
Some financial advisors or professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your Contract if you determine, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for you to purchase the new Contract rather than continue to own the existing Contract.
Taxes - Exchanges of Annuity Contracts

Appendix A: Investment Options Available Under the Contract
(a) Variable Options Available Under the Contract
The following is a list of Portfolio Companies available under the Contract. More information about the Portfolio Companies is available in the prospectuses for the Portfolio, which may be amended from time to time and can be found online at dfinview.com/Thrivent/RetirementChoice. You can also request this information at no cost by calling (800) 847-4836 or by sending an email request to mail@thrivent.com. If you have elected the GLWB Rider, certain investment restrictions will apply. See “Appendix B: Investment Options Available Under a Contract with GLWB Rider” for information regarding the allocation restrictions associated with this optional benefit.
The current expenses and performance information below reflects fees and expenses of the Portfolio Companies, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio Company’s past performance is not necessarily an indication of future performance.
INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Global Large-Stock Growth	American Funds IS® Global Growth Portfolio - Class 4; Capital Research and Management Company	0.90%[1]	21.34%	7.97%	11.89%
Large Blend	American Funds IS® Growth-Income Portfolio - Class 4; Capital Research and Management Company	0.78%	17.77%	13.62%	13.63%
Foreign Large Blend	American Funds IS® International Growth and Income Portfolio - Class 4; Capital Research and Management Company	1.06%	35.09%	7.42%	7.54%
Foreign Large Growth	American Funds IS® International Portfolio - Class 4; Capital Research and Management Company	0.97%	26.41%	3.14%	6.73%
Intermediate Core-Plus Bond	BlackRock Total Return V.I. Portfolio Class III; BlackRock Advisors, LLC	0.74%[1]	7.60%	-0.67%	1.86%
Bank Loan	Eaton Vance VT Floating-Rate Income Portfolio - Initial Class; Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Diversified Emerging Mkts	Fidelity® VIP Emerging Markets Portfolio - Service Class 2; Fidelity Management and Research Company LLC	1.12%	40.79%	5.62%	10.66%
Equity Energy	Fidelity® VIP Energy Portfolio - Service Class 2; Fidelity Management and Research Company LLC	0.85%	10.34%	23.86%	7.69%
Foreign Large Growth	Fidelity® VIP International Capital Appreciation Portfolio - Service Class 2; Fidelity Management and Research Company LLC	1.02%	18.36%	5.99%	9.53%
Mid-Cap Value	Fidelity® VIP Value Portfolio - Service Class 2; Fidelity Management and Research Company LLC	0.85%	10.95%	12.82%	10.96%
Small Value	Franklin Small Cap Value VIP Portfolio - Class 2; Franklin Mutual Advisers, LLC	0.91%[1]	7.65%	8.86%	9.81%
Intermediate Core Bond	Goldman Sachs VIT Core Fixed Income Portfolio - Service Class; Goldman Sachs Asset Management, L.P.	0.67%[1]	7.32%	-0.81%	1.86%
Small Blend	Goldman Sachs VIT Small Cap Equity Insights Portfolio - Service Class; Goldman Sachs Asset Management, L.P.	1.07%[1]	15.82%	10.19%	10.57%
Mid-Cap Growth	Janus Henderson VIT Enterprise Portfolio - Service Class; Janus Henderson Investors, US LLC	0.97%	7.41%	7.35%	12.51%

INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Large Growth	Janus Henderson VIT Forty Portfolio - Service Class; Janus Henderson Investors, US LLC	0.87%	17.86%	11.37%	15.96%
Intermediate Core Bond	John Hancock VIT Core Bond Trust Portfolio - Series II; John Hancock Variable Trust Advisers LLC (Allspring Global Investments, LLC)	0.87%[1]	6.77%	-0.78%	1.70%
Foreign Small/Mid Blend	John Hancock VIT International Small Company Trust Portfolio - Series II; John Hancock Variable Trust Advisers LLC (Dimensional Fund Advisors LP)	1.26%[1]	34.67%	7.77%	7.57%
Multisector Bond	John Hancock VIT Strategic Income Opportunities Trust Portfolio - Series II; John Hancock Variable Trust Advisers LLC [Manulife Investment Management (US) LLC]	0.99%[1]	7.22%	1.34%	3.00%
Large Blend	MFS® VIT II Core Equity Portfolio - Service Class	1.03%[1]	12.22%	11.26%	13.53%
Technology	MFS® VIT II Technology Portfolio - Service Class	1.07%[1]	16.28%	12.17%	18.35%
Global Real Estate	MFS® VIT III Global Real Estate Portfolio - Service Class	1.15%[1]	3.30%	1.08%	4.76%
Mid-Cap Value	MFS® VIT III Mid Cap Value Portfolio - Service Class	1.04%[1]	5.75%	9.90%	9.69%
Small Growth	MFS® VIT New Discovery Series Portfolio - Service Class	1.12%[1]	12.56%	-0.54%	10.46%
Large Value	MFS® VIT Value Series Portfolio - Service Class	0.94%[1]	12.77%	9.69%	9.77%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond Portfolio - Advisor Class	1.27%	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunitites Portfolio (Unhedged) - Advisor Class	1.25%	12.76%	0.07%	2.36%
Long Government	PIMCO VIT Long-Term US Government Portfolio - Advisor Class	2.575%	6.04%	-6.91%	-0.09%
Inflation- Protected Bond	PIMCO VIT Real Return Portfolio - Advisor Class	1.49%	7.74%	1.11%	3.11%
Large Blend	Principal VC Capital Appreciation Portfolio - Class 2; Principal Global Investors, LLC	0.88%	13.22%	13.53%	14.07%
Large Value	Principal VC Equity Income Portfolio - Class 2; Principal Global Investors, LLC	0.73%	15.25%	9.94%	11.24%
Foreign Large Value	Putnam VT International Value Portfolio - Class IB; Putnam Investment Management, LLC	1.06%	34.68%	12.49%	8.86%
Large Blend	Putnam VT U.S. Research Portfolio[4] - Class IB; Putnam Investment Management, LLC	0.93%	17.88%	14.52%	15.07%
Global Bond	Templeton Global Bond VIP - Class 2; Franklin Advisers, Inc.	0.75%[1]	15.73%	-0.96%	-0.15%
Aggressive Allocation	Thrivent Aggressive Allocation Portfolio	0.85%[1]	15.81%	9.61%	11.26%
Large Blend	Thrivent All Cap Portfolio	0.66%	18.05%	11.90%	12.43%
Conservative Allocation	Thrivent Conservative Allocation Portfolio	0.50%	10.17%	4.03%	5.42%
Moderately Conservative Allocation	Thrivent Dynamic Allocation Portfolio	0.68%	12.62%	5.92%	6.84%
Diversified Emerging Mkts	Thrivent Emerging Markets Equity Portfolio	1.15%[1]	32.20%	2.10%	7.47%

INVESTMENT TYPE	PORTFOLIO COMPANY; ADVISER (SUBADVISER)	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/25)
			1 YEAR	5 YEAR	10 YEAR
Large Blend	Thrivent ESG Index Portfolio	0.36%[1]	17.78%	13.56%	N/A3
Global Large-Stock Blend	Thrivent Global Stock Portfolio	0.60%	20.82%	10.69%	10.67%
Intermediate Government	Thrivent Government Bond Portfolio	0.49%	7.32%	0.01%	1.74%
Health	Thrivent Healthcare Portfolio	0.92%	13.07%	4.62%	7.37%
High Yield Bond	Thrivent High Yield Portfolio	0.45%	8.78%	4.06%	5.32%
Corporate Bond	Thrivent Income Portfolio	0.44%	7.93%	0.38%	3.60%
Foreign Large Blend	Thrivent International Equity Portfolio	0.72%	30.87%	8.54%	7.41%
Foreign Large Blend	Thrivent International Index Portfolio	0.37%	31.15%	8.61%	N/A3
Large Growth	Thrivent Large Cap Growth Portfolio	0.43%	16.95%	12.89%	16.35%
Large Blend	Thrivent Large Cap Index Portfolio	0.22%	17.62%	14.17%	14.54%
Large Value	Thrivent Large Cap Value Portfolio	0.62%	19.65%	13.96%	12.16%
Mid-Cap Growth	Thrivent Mid Cap Growth Portfolio	0.89%[1]	2.50%	1.10%	N/A3
Mid-Cap Blend	Thrivent Mid Cap Index Portfolio	0.25%	7.23%	8.86%	10.46%
Mid-Cap Blend	Thrivent Mid Cap Stock Portfolio	0.66%	4.73%	6.86%	11.30%
Mid-Cap Value	Thrivent Mid Cap Value Portfolio	0.87%[1]	10.82%	11.31%	N/A3
Moderate Allocation	Thrivent Moderate Allocation Portfolio	0.70%[1]	13.63%	7.13%	8.38%
Moderately Aggressive Allocation	Thrivent Moderately Aggressive Allocation Portfolio	0.76%[1]	15.46%	8.30%	9.69%
Moderately Conservative Allocation	Thrivent Moderately Conservative Allocation Portfolio	0.65%[1]	12.10%	4.49%	6.04%
Money Market - Taxable	Thrivent Money Market Portfolio	0.31%	4.06%	3.05%	1.93%
Multisector Bond	Thrivent Multisector Bond Portfolio	0.74%	7.93%	2.43%	3.47%
Real Estate	Thrivent Real Estate Securities Portfolio	0.90%	0.67%	3.89%	4.68%
Short-Term Bond	Thrivent Short-Term Bond Portfolio	0.45%	6.06%	2.75%	2.89%
Small Growth	Thrivent Small Cap Growth Portfolio	0.94%[1]	1.87%	1.37%	N/A2
Small Blend	Thrivent Small Cap Index Portfolio	0.24%	5.80%	7.06%	9.57%
Small Blend	Thrivent Small Cap Stock Portfolio	0.70%	2.45%	7.50%	11.93%
1
Current expenses reflect temporary fee reductions.
2
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/27/2018 and does not have annual returns for the period shown.
3
The Fund is not showing Average Annual Total Returns information because the Fund commenced operation on 04/29/2020 and does not have annual returns for the period shown.
4
Formerly known as Putnam VT Research Portfolio

(b) Fixed Account Investment Option Available Under the Contract
Premiums and Accumulated Value may be allocated to or transferred to the Fixed Account. We reserve the right to limit allocations or transfers to the Fixed Account . The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account, excluding any Accumulated Value in the DCA Fixed Account, at the time the first transfer is made in that Contract Year.
Amounts held in the Fixed Account are invested with our General Account. The interest rates for amounts in the Fixed Account depend on the date of allocation or transfer to the Fixed Account. We guarantee that the initial interest rate for each amount allocated or transferred to the Fixed Account will be effective for at least twelve months, and subsequent interest rates will not be changed more often than once every twelve months. The effective annual interest rate will never be less than the Fixed Account Guaranteed Minimum Interest Rate shown in your Contract. At our discretion, we may credit interest in excess of the guaranteed interest rate.
For the current interest rate, please call our Service Center at 1-800-847-4836. The date of allocation or transfer is the date that interest begins to accrue. Interest is compounded daily. Interest guarantees are subject to Thrivent’s claims-paying ability.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (all states except New York)	Life of the Contract	0.50% for Contracts issued on or after 10/1/2020 1.00% for Contracts issued before 10/1/2020
Fixed Account (New York only)	Life of the Contract	1.00%

Appendix B: Investment Options Available Under a Contract with GLWB Rider
If you have the optional Thrivent Income Builder (GLWB) Rider, you will be subject to investment restrictions. There are currently two options available, the Asset Allocation Option or the Custom Option. Premium and Accumulated Value allocations must comply with one of these options. You will receive Notice if these change in the future.
The Asset Allocation Option requires 100% allocation among the available Subaccounts and there are no restrictions on the percentage you may allocate into each Subaccount.
The Custom Option has five different groups with a specified minimum or maximum percentage of premium or Accumulated Value that can be allocated to each group. You select the percentages of premium or Accumulated Value to allocate to Subaccounts within each group. Each option is also subject to automatic quarterly asset rebalancing.

GLWB RIDER Asset Allocation Option
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Thrivent Conservative Allocation Portfolio Thrivent Dynamic Allocation Portfolio Thrivent Moderate Allocation Portfolio Thrivent Moderately Aggressive Allocation Portfolio Thrivent Moderately Conservative Allocation Portfolio	100%

GLWB RIDER Custom Allocation Option
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 1 Thrivent Fixed Account[1]	0-10%
Group 2
BlackRock Total Return V.I. Portfolio
Eaton Vance VT Floating-Rate Income Portfolio
Goldman Sachs VIT Core Fixed Income Portfolio
John Hancock VIT Core Bond Trust Portfolio
John Hancock VIT Strategic Income Opportunities Trust Portfolio
PIMCO VIT Global Bond Opportunities (unhedged) Portfolio
PIMCO VIT Long-Term US Government Portfolio
PIMCO VIT Real Return Portfolio
Templeton Global Bond VIP Portfolio
Thrivent Government Bond Portfolio
Thrivent High Yield Portfolio
Thrivent Income Portfolio
Thrivent Short-Term Bond Portfolio
Thrivent Money Market Portfolio
20-90%

GLWB RIDER Custom Allocation Option
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 3
American Funds IS® Global Growth Portfolio
American Funds IS® Growth-Income Portfolio
American Funds IS® International Growth and Income Portfolio
American Funds IS® International Portfolio
Fidelity® VIP Value Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Janus Henderson VIT Enterprise Portfolio
Janus Henderson VIT Forty Portfolio
MFS® VIT II Core Equity Portfolio
MFS® VIT III Mid Cap Value Portfolio
MFS® VIT Value Series Portfolio
Principal Capital Appreciation Portfolio
Principal VC Equity Income Portfolio
Putnam VT International Value Portfolio
Putnam VT U.S. Research Portfolio[2]
Thrivent Aggressive Allocation Portfolio
Thrivent All Cap Portfolio
Thrivent Conservative Allocation Portfolio
Thrivent Dynamic Allocation Portfolio
Thrivent ESG Index Portfolio
Thrivent Global Stock Portfolio
Thrivent International Equity Portfolio
Thrivent International Index Portfolio
Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Index Portfolio
Thrivent Large Cap Value Portfolio
Thrivent Low Volatility Equity Portfolio
Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Index Portfolio
Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Value Portfolio
Thrivent Moderate Allocation Portfolio
Thrivent Moderately Aggressive Allocation Portfolio
Thrivent Moderately Conservative Allocation Portfolio
Thrivent Multidimensional Income Portfolio
Thrivent Multisector Bond Portfolio
0-70%
Group 4
Franklin Small Cap Value VIP Portfolio
Goldman Sachs VIT Small Cap Equity Insights Portfolio
John Hancock VIT International Small Company Trust Portfolio
MFS® VIT New Discovery Series Portfolio
Thrivent Small Cap Growth Portfolio
Thrivent Small Cap Index Portfolio
Thrivent Small Cap Stock Portfolio
0-40%

GLWB RIDER Custom Allocation Option
ALLOCATION OPTIONS	REQUIRED ALLOCATION PERCENTAGES
Group 5
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP Energy Portfolio
MFS® VIT II Technology Portfolio
MFS® VIT III Global Real Estate Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
Thrivent Emerging Markets Equity Portfolio
Thrivent Healthcare Portfolio
Thrivent Real Estate Securities Portfolio
0-10%
1 Amounts held in the Fixed Account are invested with our General Account. The interest rates for amounts in the Fixed Account depend on the date of allocation or transfer to the Fixed Account. We guarantee that the initial interest rate for each amount allocated or transferred to the Fixed Account will be effective for at least twelve months, and subsequent interest rates will not be changed more often than once every twelve months. The effective annual interest rate will never be less than the Fixed Account Guaranteed Minimum Interest Rate shown in your Contract. At our discretion, we may credit interest in excess of the guaranteed interest rate. For the current interest rate, please call our Service Center at 1-800-847-4836. The date of allocation or transfer is the date that interest begins to accrue. Interest is compounded daily. Interest guarantees are subject to Thrivent’s claims-paying ability. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 or 25% of the Accumulated Value in the Fixed Account at the time the first transfer is made in that Contract Year.
Name	Term	Minimum Guaranteed Interest Rate
Fixed Account (all states except New York)	Life of the Contract	0.50% for Contracts issued on or after 10/1/2020 1.00% for Contracts issued before 10/1/2020
Fixed Account (New York only)	Life of the Contract	1.00%
2 Formerly known as Putnam VT Research Portfolio

[This Page Intentionally Left Blank]

This updating summary prospectus incorporates by reference the Thrivent Retirement Choice Variable Annuity prospectus and Statement of Additional Information (SAI), both dated April 30, 2026, as amended and supplemented.
The Statement of Additional Information (SAI) dated April 30, 2026 contains more information about the Contract and the Variable Account. The SAI has been filed with the SEC and is incorporated by reference into the prospectuses. The SAI is available, without charge, upon request. You can view a copy of the SAI online at dfinview.com/Thrivent/RetirementChoice.
For a free paper copy of the SAI, to request other information about the Contracts, and to make investor inquiries, you may call our Service Center at 1-800-847-4836, or you may send an email to mail@thrivent.com.
Reports and other information about Thrivent are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Thrivent is the marketing name for Thrivent Financial for Lutherans. Insurance products issued by Thrivent. Securities and investment advisory services offered through Thrivent Investment Management Inc., a registered investment adviser, member FINRA and SIPC, and a subsidiary of Thrivent. Licensed agent/producer of Thrivent. Registered representative of Thrivent Investment Management, Inc. Thrivent.com/disclosures.
Insurance products, securities and investment advisory services are provided by appropriately appointed and licensed financial advisors and professionals. Only individuals who are financial advisors are credentialed to provide investment advisory services. Visit Thrivent.com or FINRA’s Broker Check for more information about our financial advisors.
Contract Form #ICC20 W-BZ-FPVA and state variations
EDGAR Contract No. C000220060  32066SPRU R4-26